ORDINARY SHARES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Nov. 22, 2022 USD ($)
Ordinary shares, shares outstanding	172,858,544	172,858,544
Stock repurchased during period value | ¥				¥ 282,543
Proceeds from issuance of stock	¥ 0	$ 0	¥ 0	5,687,251
Reissuance of treasury stock for share-based compensation	0	0	365,358
November 2022 Share Repurchase Program [Member]
Stock repurchased during period shares	0	0
Stock repurchase program authorized amount | $					$ 30,000
November 2022 Share Repurchase Program [Member] | Mr. Larry Xiangdong Chen [Member]
Stock repurchase program authorized amount | $					$ 20,000
Treasury Stock [Member]
Stock repurchased during period value | ¥				¥ 282,543
Common Class A [Member]
Ordinary shares, shares outstanding	99,553,256	99,553,256	98,032,240
Common stock voting rights	Each Class A ordinary share is entitled to one vote	Each Class A ordinary share is entitled to one vote
Common stock terms of conversion from class to the another	Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.	Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Common Class B [Member]
Ordinary shares, shares outstanding	73,305,288	73,305,288	73,305,288
Common stock voting rights	each Class B ordinary share is entitled to ten votes	each Class B ordinary share is entitled to ten votes
Common stock terms of conversion from class to the another	Each class B ordinary is convertible into one Class A ordinary share	Each class B ordinary is convertible into one Class A ordinary share